UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-09897
                      (Investment Company Act File Number)


                            EQUITY SECURITIES TRUST I
               (Exact Name of Registrant as Specified in Charter)

                            C/O THE BANK OF NEW YORK
                                100 CHURCH STREET
                            NEW YORK, NEW YORK 10007
               (Address of Principal Executive Offices) (Zip Code)

                                  212-437-4079
              (Registrant's Telephone Number, Including Area Code)

                                MS. BETTY COCOZZA
                              THE BANK OF NEW YORK
                                100 CHURCH STREET
                            NEW YORK, NEW YORK 10007
                     (Name and Address of Agent for Service)

                                DECEMBER 31, 2003
                            (Date of Fiscal Year End)

                                  JUNE 30, 2003
                           (Date of Reporting Period)

ITEM 1. REPORT TO STOCKHOLDERS.

EQUITY SECURITIES TRUST I
SEMIANNUAL REPORT
JUNE 30, 2003

EQUITY SECURITIES TRUST I





Semiannual Report
June 30, 2003







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  100 Church Street
  New York, New York 10007

SUMMARY INFORMATION
--------------------------------------------------------------------------------

Equity Securities Trust I (the "Trust") is a Delaware business trust. It was created to issue Equity Trust Securities and to carry out the transactions described in this summary. The Equity Trust Securities are securities that represent all of the beneficial interest in the Trust. On October 23, 2001, the Trust sold 26,918,195 Equity Trust Securities to the public at a price of $36.05 each. With part of the net proceeds received from the sale of the Equity Trust Securities, the Trust purchased a portfolio of U.S. Treasury securities and, with the remainder of the proceeds, it purchased prepaid forward contracts for the purchase of Cablevision NY Group Class A Common Stock ("Class A Stock") issued by Cablevision Systems Corporation ("Cablevision") from certain subsidiaries of AT&T Corp. These subsidiaries are referred to in this summary as the "Sellers."

The terms of the Equity Trust Securities are designed to give the holders a higher current yield than they would receive by owning the Class A Stock, while also giving them the chance to share in the increased value of Class A Stock if its price goes up. Cablevision does not currently pay dividends on its common stock and has stated that it does not intend to do so, but in the future Cablevision might pay dividends that are higher than the distributions holders will receive from the Trust. Holders of the Equity Trust Securities will receive less than they paid for their securities if the price of Class A Stock is below that price when the Trust terminates on or shortly after November 15, 2004 (the "Exchange Date"), but they will receive only part of the increased value if the price of the Class A Stock goes up, and then only if the price is above $43.981 per share shortly before the exchange date.

Each Equity Trust Security entitles the holder to a cash distribution of $0.5858 on each February 15, May 15, August 15 and November 15, ending on November 15, 2004. Those payments are made from maturing U.S. Treasury securities that the Trust acquired when it issued the Equity Trust Securities.

On the Exchange Date, holders of the Equity Trust Securities will receive between 0.8197 and 1.0 share of Class A Stock for each Equity Trust Security owned. If, shortly before the Exchange Date, the price of the Class A Stock is more than $43.981 per share, holders will receive 0.8197 of a share of Class A Stock, or the cash equivalent, for each Equity Trust Security owned. If the price of the Class A Stock is more than $36.05 per share but less than or equal to $43.981 per share, holders will receive Class A Stock worth $36.05, or the cash equivalent, for each Equity Trust Security. Finally, if the price of Class A Stock is $36.05 per share or less, holders will receive one share of Class A Stock, or the cash equivalent, for each Equity Trust Security owned. Those amounts will be adjusted if Cablevision splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur.

Under their prepaid forward contracts with the Trust, the Sellers have the option to deliver cash to the Trust instead of shares of Class A Stock. If the Sellers decide to deliver cash, holders will receive the cash value of the Class A Stock they would have received under the Sellers' contracts instead of the shares themselves. If Cablevision merges into another company or liquidates, holders may receive shares of the other company or cash instead of Class A Stock on the exchange date. If a Seller defaults under its prepaid forward contract with the Trust, the obligations of the Sellers under their contracts will be accelerated and the Trust will immediately distribute to holders the Class A Stock or cash received by the Trust under the prepaid forward contracts plus the amount of the U.S. Treasury securities then held by the Trust.

The Sellers may elect to deliver cash instead of the Class A Stock subject to their contracts by completing an offering of securities to refinance the Equity Trust Securities (a "rollover offering"). The Sellers may extend the Exchange Date under their prepaid forward contracts to February 15, 2005, but only in connection with a rollover offering. If the Sellers extend the exchange date, they must deliver cash to be distributed as an additional partial distribution at the rate of $0.5858 per quarter for the period beginning on November 15, 2004 and ending on the extended Exchange Date. If the Sellers complete a rollover offering and have extended the Exchange Date, the Sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the extended Exchange Date. If the Sellers have elected to extend the Exchange Date to February 15, 2005, the Sellers will also have the option, in connection with the consummation of the rollover offering, of later accelerating the Exchange Date to between November 15, 2004 and February 15, 2005, in which case the Sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the accelerated Exchange Date.

This is only a summary of certain provisions and features of the Equity Trust Securities and is not a complete statement of their terms. For a more complete description of the terms of these securities, you should refer to the Trust's prospectus dated October 17, 2001. A copy of this prospectus may be found in the Securities and Exchange Commission's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system at http://www.sec.gov.

EQUITY SECURITIES TRUST I

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003

(Unaudited)
-------------------------------------------------------------------------------------------

ASSETS

   Investments, at value (cost $848,874,733)                                 $  627,801,486
   Cash                                                                               6,604
   Prepaid expenses                                                                 111,275
                                                                             --------------

              TOTAL ASSETS                                                   $  627,919,365
                                                                             --------------

LIABILITIES

    Unearned expense reimbursement                                                  111,275
                                                                             --------------

              TOTAL LIABILITIES                                                     111,275
                                                                             --------------
              NET ASSETS                                                     $  627,808,090
                                                                             ==============


COMPOSITION OF NET ASSETS

   Equity Trust Securities
      26,918,196 shares issued and outstanding (Note 9)                      $  848,881,337
   Unrealized depreciation of investments                                      (221,073,247)
                                                                             --------------

              NET ASSETS                                                     $  627,808,090
                                                                             ==============

              NET ASSET VALUE PER SHARE
                ($627,808,090 /26,918,196 shares outstanding)                $        23.32
                                                                             ==============




   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I

SCHEDULE OF INVESTMENTS
June 30, 2003

(Unaudited)
--------------------------------------------------------------------------------------------------------------
                                                        Par         Maturity                          Market
Securities Description                                 Value          Date            Cost            Value
----------------------                                 -----          ----            ----            -----

UNITED STATES GOVERNMENT SECURITIES:

United States Treasury STRIPS                    $   15,770,000     08/15/03   $   15,716,612   $   15,750,761
United States Treasury STRIPS                        15,770,000     11/15/03       15,615,759       15,712,186
United States Treasury STRIPS                        15,770,000     02/15/04       15,483,854       15,676,366
United States Treasury STRIPS                        15,770,000     05/15/04       15,353,971       15,630,593
United States Treasury STRIPS                        15,770,000     08/15/04       15,218,420       15,587,541
United States Treasury STRIPS                        15,770,000     11/15/04       15,041,857       15,521,622
                                                 --------------                --------------   --------------
                                                 $   94,620,000                    92,430,473       93,879,069
                                                 ==============

FORWARD PURCHASE CONTRACT:
      26,918,195 shares of Cablevision NY
           Group Class A Common Stock                                             756,444,260      533,922,417
                                                                               --------------   --------------
              Total                                                            $  848,874,733   $  627,801,486
                                                                               ==============   ==============



   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I

STATEMENT OF OPERATIONS
For the six months ended June 30, 2003

(Unaudited)
-------------------------------------------------------------------------------------------------------------

INTEREST INCOME                                                                               $     1,553,874

EXPENSES:
   Administrative fees and expenses                                       $      18,585
   Legal fees                                                                     4,848
   Audit fees                                                                    12,500
   Trustees' fees                                                                 5,818
   Other expenses                                                                 6,222
                                                                          -------------

              TOTAL FEES AND EXPENSES                                            47,973

EXPENSE REIMBURSEMENT (Note 7)
                                                                                (47,973)
                                                                          -------------

              TOTAL EXPENSES - NET                                                                          -
                                                                                              ---------------

              NET INVESTMENT INCOME                                                                 1,553,874

              NET CHANGE IN UNREALIZED DEPRECIATION
                 OF INVESTMENTS                                                                   140,826,545
                                                                                              ---------------

              NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $   142,380,419
                                                                                              ===============


   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I

STATEMENTS OF CHANGES IN NET ASSETS
For the six months and year ended June 30, 2003 and December 31, 2002

(Unaudited)                                                                     Six Months
                                                                                   Ended            Year Ended
                                                                                  June 30,          December 31,
                                                                                    2003                2002
-------------------------------------------------------------------------------------------------------------------

OPERATIONS:

   Net investment income                                                    $      1,553,874      $      4,124,055
   Net change in unrealized depreciation of investments                          140,826,545          (637,665,480)
                                                                            ----------------      ----------------
              NET INCREASE (DECREASE) IN NET ASSETS
                 FROM OPERATIONS                                                 142,380,419          (633,541,425)
                                                                            ----------------      ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                          (1,553,874)           (5,001,967)
   Return of capital                                                             (29,983,484)          (61,883,171)
                                                                            ----------------      ----------------

              TOTAL DISTRIBUTIONS                                                (31,537,358)          (66,885,138)
                                                                            ----------------      ----------------


              TOTAL INCREASE (DECREASE) IN NET ASSETS FOR
                 THE PERIOD                                                      110,843,061          (700,426,563)

              NET ASSETS, BEGINNING OF PERIOD                                    516,965,029         1,217,391,592
                                                                            ----------------      ----------------

              NET ASSETS, END OF PERIOD                                     $    627,808,090      $    516,965,029
                                                                            ================      ================


   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Equities Securities Trust I (the "Trust") was established on April 11, 2000 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In October 2001, the Trust sold Equity Trust Securities to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for prepaid forward purchase contracts for shares of Cablevision NY Group Class A Common Stock (the "Class A Stock") issued by Cablevision Systems Corporation ("Cablevision") from certain stockholders of Cablevision (the "Sellers"). Each Equity Trust Security represents between
0.8197 and 1.00 shares of Class A Stock or its cash equivalent. The number of shares, or amount of cash, will vary, depending on the average market price of the Class A Stock over the twenty business days before the Exchange Date. The Class A Stock, or its cash equivalent, is deliverable pursuant to the forward purchase contracts on November 5, 2004 (the "Exchange Date") but the Exchange Date may be extended by the Sellers to any date through February 15, 2005. The Trust will terminate upon the distribution of the Class A Stock or cash to the holders of the Equity Trust Securities.

Pursuant to an Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2.  ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

     VALUATION OF INVESTMENTS
     The U.S. Treasury STRIPS are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contracts are valued, in accordance with procedures approved by the Trustees of the Trust, at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto. The estimated value may differ significantly from the value that would have been used had a ready market for the contract existed, and the difference could be material.

     INVESTMENT TRANSACTIONS
     Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of amortization of discount. Realized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. DISTRIBUTIONS

The face amounts and maturities of U.S. Treasury STRIPS held by the Trust correspond to the amounts and payment dates of scheduled distributions to shareholders. Equity Trust Security holders are entitled to receive distributions from the maturity of U.S. Treasury STRIPS of $2.3433 per annum or $0.585825 per quarter. The U.S. Treasury STRIPS must be held to maturity unless termination of the Trust is accelerated in which case the U.S. Treasury STRIPS would be sold and the proceeds distributed pro rata to the shareholders. For the six months ended June 30, 2003, the total distribution to shareholders was $31,537,358. The distribution included return of capital and net investment income of $29,983,484 and $1,553,874, respectively.

NOTE 4. PURCHASES, SALES AND MATURITIES OF INVESTMENTS

Maturities of U.S. Treasury STRIPS for the six months ended June 30, 2003 totaled $31,540,000. There were no sales or purchases of U.S. Treasury STRIPS or forward purchase contracts during the six months ended June 30, 2003.

NOTE 5. TRUSTEES FEES

Each of the three Trustees has been paid a one-time up-front fee of $10,800 for his services during the life of the Trust. The Managing Trustee has been paid an additional one-time up-front fee of $3,600 for serving in such capacity. The total prepaid fees of $36,000 have been paid by the Trust's sponsor.

NOTE 6. INCOME TAXES

The Trust is treated as a grantor trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 2003, net unrealized depreciation of investments, based on cost for Federal income tax purposes of $848,874,733, aggregated $221,073,247, consisting of gross unrealized appreciation and depreciation of investments of $1,448,596 and $222,521,843, respectively.

NOTE 7. EXPENSES

At the closing of the offering of the Equity Trust Securities, the Trust's sponsor paid the Trust's Administrator, its Custodian and its Paying Agent and each Trustee a one-time, up-front fee and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Trust's sponsor has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

NOTE 8. FORWARD PURCHASE CONTRACTS

The Trust holds forward purchase contracts with the Sellers, for which it paid them a total of $756,444,260. Pursuant to such contracts, the Sellers are obligated to deliver to the Trust on the Exchange Date a number of shares of Class A Stock or, at the Sellers' option, its cash equivalent equal to the product of the Exchange Rate times the initial number of shares subject to the Sellers' contracts. The Exchange Rate will vary depending on the average market price of the Class A Stock over the twenty business days before the Exchange Date (the "Average Market Price). The Exchange Rate will be 1 if the Average Market Price is $36.05 or less, will be 0.8197 if the Average Market Price is more than $43.981, and will be the rate that would result in the number of shares of Class A Stock that would be equal to $36.05 if the Average Market Price is equal to or less than $43.981 but greater than $36.05. The forward purchase contracts are illiquid and cannot be sold by the Trust.

Offering expenses of $541,010 were paid by the Sellers. This amount has been recorded as a reduction in the cost of the forward purchase contracts.

The Sellers' obligations under the forward purchase contracts are collateralized by shares of Class A Stock which are being held in the custody of The Bank of New York, the Trust's Custodian. At June 30, 2003, the Custodian held 26,918,195 shares with an aggregate value of $558,821,728.

NOTE 9.  CAPITAL SHARE TRANSACTIONS

In October 2001, the Trust sold 26,918,195 Equity Trust Securities to the public and received net proceeds of $940,747,898 ($970,400,930 less sales commissions and offering expenses of $29,653,038). As of June 30, 2003, there were 26,918,196 Equity Trust Securities issued and outstanding.

EQUITY SECURITIES TRUST I

FINANCIAL HIGHLIGHTS
(Unaudited)
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

                                                                                                     For the
                                                                                                   Period from
                                                                For the          For the         October 23, 2001
                                                              Six Months        Year Ended        (Commencement
                                                            Ended June 30,      December 31,    of Operations) to
                                                                 2003               2002        December 31, 2001
                                                                 ----               ----        -----------------

Net asset value, beginning of period                       $     19.20        $     45.23        $     34.97 *
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                            .06                .15                .04
  Unrealized gain/(loss) on investments                           5.23             (23.69)             10.24
                                                           -----------        -----------        -----------
       Net increase/(decrease) in net asset value                 5.29             (23.54)             10.28

LESS: DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (.06)              (.19)                 -
  Return of capital                                              (1.11)             (2.30)                 -
                                                           -----------        -----------        -----------
       Total distributions                                       (1.17)             (2.49)                 -
                                                           -----------        -----------        -----------
CAPITAL SHARE TRANSACTIONS:
  Offering costs                                                                                        (.02)
                                                           -----------        -----------        -----------
       Ending net asset value                              $     23.32        $     19.20        $     45.23
                                                           ===========        ===========        ===========
       Ending market value **                              $     23.35        $     20.05        $     44.50
                                                           ===========        ===========        ===========
Total investment return (2)                                      22.85 %           (48.77)%            23.44 %
Ratios/supplemental data
  Ratio of expenses to average net assets:
    Before reimbursement (1)                                       .02 %              .01 %              .02 %
    After reimbursement (1)                                        .00 %              .00 %              .00 %
  Ratio of net investment income to average net assets:
    Before reimbursement (1)                                       .53 %              .58 %              .40 %
    After reimbursement (1)                                        .55 %              .59 %              .42 %
Net assets, end of period (in thousands)                   $   627,808        $   519,965        $ 1,217,392

----------
(1)  Annualized
(2) The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.
*    Net proceeds less selling commissions and offering expenses ($1.18 per share).
**   Closing price on NYSE at end of period.

ITEM 2. CODE OF ETHICS.

     Not required in this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not required in this report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not required in this report.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable. The registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's managing trustee has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

     (b) There were no changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

     (a) Code of Ethics. Not required in this filing.

     (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated:  November 6, 2003

                                               EQUITY SECURITIES TRUST I


                                               By: /s/ Donald J. Puglisi
                                                   -----------------------------
                                               Name:   Donald J. Puglisi
                                               Title:  Managing Trustee


     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dated:  November 6, 2003


                                               By: /s/ Donald J. Puglisi
                                                   -----------------------------
                                               Name:   Donald J. Puglisi
                                               Title:  Managing Trustee